STOCK HOLDERS DEFICIT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	May 03, 2022	Mar. 09, 2022	Oct. 25, 2021	Mar. 13, 2020	Mar. 01, 2020	Feb. 13, 2020
Common stock shares issued for cash, shares		472,000
Cash Proceeds From Share Issued				$ 4,000	$ 10,000
Restricted Common Share Issued				8,000	20,000
Share Price				$ 0.50	$ 0.50
Proceeds from issuance of common shares		$ 243,500
Preferred Stock Series A Designated			1,000
Preferred Stock Series A Outstanding, Share			1,000
Preferred stock, authorized shares	20,000,000	20,000,000	20,000,000
Preferred stock, shares outstanding	0	0	0
Options Issued To Purchase Common Stock	12,300,000		12,300,000
Common Stock, Shares Authorized	450,000,000	450,000,000	450,000,000
Common stock shares issued for services, shares	3,750	24,756
2006 Equity Incentive Plan [Member]
Options Issued To Purchase Common Stock	3,000,000.0		3,000,000.0
Common Stock, Shares Authorized	3,000,000.0		3,000,000.0
Non-qualified stock options [Member]
Options Issued To Purchase Common Stock		3,000,000
Options Exercise Price		$ 0.60
Non-qualified stock warrants [Member]
Options Issued To Purchase Common Stock							2,000,000		1,000,000
Options Exercise Price							$ 0.60		$ 0.60
Willy A. Saint-Hilaire [Member]
Options Issued To Purchase Common Stock	1,000,000		1,000,000				1,000,000
Options Exercise Price	$ 0.60		$ 0.60				$ 0.60
Share price	$ 0.000025		$ 0.000025				$ 0.000025	$ 0.000025
Jamie Hadfield [Member]
Common stock shares issued for cash, shares	400,000
Proceeds from issuance of common shares	$ 200,000
Share price	$ 0.50					$ 0.50
Steven Cantor [Member]
Shares issued upon settlement of compensation, shares		160,000
Diversified Unlimited [Member]
Proceeds from issuance of common shares	$ 3,750	$ 3,000
Common stock shares issued for services, shares	5,385
Convertible Notes Payable [Member]
Common stock shares issued for cash, shares		3,000
Proceeds from issuance of common shares		$ 3,000
Share price		$ 1.00
Convertible Notes Payable [Member] | Willy A. Saint-Hilaire [Member]
Conversion rate		$ 0.50
Third Party [Member]
Common stock shares issued for services, shares		4,934
Shares issued upon settlement of account payable, shares		74,000
Vinoth Sambandan [Member]
Proceeds from issuance of common shares		$ 17,256
Common stock shares issued for rendered, shares	11,504
Shares issued upon settlement of stock payable, shares		140,083
Common stock shares issued for services, shares		15,978
Shares issued upon settlement of account payable, shares		204,933
Series A Preferred Stock [Member]
Preferred stock, authorized shares	1,000	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000	1,000
Series A Convertible Perferred Stock [Member] | Willy A Saint-Hilaire [Member]
Conversion of Note Payable into shares		36,984
Conversion rate		$ 1.00
Shares issued upon interest prepayment of Note Payable		$ 23,175